Debt - Schedule of Senior Secured Notes (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 25, 2017	Jun. 12, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt
Principal	$ 8,481,178,000				$ 7,956,842,000
Minimum principal balance of intercompany loans securing the debt	$ 10,000,000
7.500% Senior Secured Notes due 2019
Debt
Stated interest rate on debt (as a percent)	7.50%	7.50%
5.500% Senior Secured Notes due 2020
Debt
Stated interest rate on debt (as a percent)	5.50%	5.50%
Senior Notes
Debt
Principal	$ 5,987,578,000				6,572,665,000
Senior Notes | 6.250% Senior Secured Notes due 2022
Debt
Principal	$ 1,500,000,000				$ 1,500,000,000
Effective interest rate (as a percent)	6.52%	6.52%
Stated interest rate on debt (as a percent)	6.25%	6.25%			6.25%
Senior Notes | 6.250% Senior Secured Notes due 2022 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due 2022 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due 2022 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due 2022 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 6.500% Senior Secured Notes due 2025
Debt
Principal	$ 1,100,000,000				$ 1,100,000,000
Effective interest rate (as a percent)	6.71%	6.71%
Stated interest rate on debt (as a percent)	6.50%	6.50%			6.50%
Senior Notes | 6.500% Senior Secured Notes due 2025 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due 2025 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due 2025 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due 2025 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 4.750% Senior Secured Notes due 2023
Debt
Principal	$ 1,019,405,000	€ 850,000,000			$ 895,985,000
Effective interest rate (as a percent)	4.98%	4.98%
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 4.750% Senior Secured Notes due 2023 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2023 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2023 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2023 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 4.125% Senior Secured Notes due 2020
Debt
Principal	$ 839,510,000	€ 700,000,000			$ 737,870,000
Effective interest rate (as a percent)	4.47%	4.47%
Stated interest rate on debt (as a percent)	4.125%	4.125%			4.125%
Senior Notes | 4.125% Senior Secured Notes due 2020 | Redemption, three months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due 2020 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due 2020 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 5.625% Senior Secured Notes due 2020
Debt
Principal	$ 600,000,000				$ 600,000,000
Effective interest rate (as a percent)	5.98%	5.98%
Stated interest rate on debt (as a percent)	5.625%	5.625%			5.625%
Senior Notes | 5.625% Senior Secured Notes due 2020 | Redemption, three months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.625% Senior Secured Notes due 2020 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.625% Senior Secured Notes due 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.625% Senior Secured Notes due 2020 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 4.750% Senior Secured Notes due 2020
Debt
Principal	$ 599,650,000	€ 500,000,000			$ 527,050,000
Effective interest rate (as a percent)	6.00%	6.00%
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 4.750% Senior Secured Notes due 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2020 | Redemption, greater of 100% or amount specified
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2020 | Redemption, upon certain events, required to redeem
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 7.500% Senior Secured Notes due 2019
Debt
Principal	$ 144,303,000			$ 500,000,000	$ 500,000,000
Effective interest rate (as a percent)	5.67%	5.67%
Stated interest rate on debt (as a percent)	7.50%	7.50%		7.50%	7.50%
Senior Notes | 7.500% Senior Secured Notes due 2019 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 7.500% Senior Secured Notes due 2019 | Redemption, may redeem with make-whole premium
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.500% Senior Secured Notes due 2020
Debt
Principal	$ 124,143,000				$ 124,143,000
Effective interest rate (as a percent)	4.88%	4.88%
Stated interest rate on debt (as a percent)	5.50%	5.50%			5.50%
Senior Notes | 5.500% Senior Secured Notes due 2020 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.500% Senior Secured Notes due 2020 | Redemption, may redeem with make-whole premium
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.350% Senior Secured Notes due 2023
Debt
Principal	$ 60,567,000				$ 60,567,000
Effective interest rate (as a percent)	5.47%	5.47%
Stated interest rate on debt (as a percent)	5.35%	5.35%			5.35%
Senior Notes | 5.350% Senior Secured Notes due 2023 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.350% Senior Secured Notes due 2023 | Redemption, may redeem with make-whole premium
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt
Principal	$ 599,650,000	€ 500,000,000			$ 527,050,000
Effective interest rate (as a percent)	7.74%	7.74%
Stated interest rate on debt (as a percent)	6.625%	6.625%	6.625%		6.625%
Rate decrease upon favorable debt rating (as a percent)	1.25%	1.25%
Senior Notes | 6.625% Senior Secured Notes due 2018 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.625% Senior Secured Notes due 2018 | Redemption, greater of 100% or amount specified
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.625% Senior Secured Notes due 2018 | Redemption, upon certain events, required to redeem
Debt
Debt redemption price (as a percent)	100.00%